Debt (Tables)	6 Months Ended
Jun. 30, 2012
Long-term Debt, Unclassified [Abstract]
Schedule of Line of Credit Facilities
The Amended Revolving Credit Facility, at June 30, 2012, was subject to the following expenses and fees:

Credit Facility	30 day Eurodollar (LIBOR) Rate	Eurodollar Margin	Base Rate	Base Rate Margin	Commitment Fee (unused portion)
TLLP Revolving Credit Facility (a)	0.25%	2.50%	3.25%	1.50%	0.50%
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(a) We have the option to elect if the borrowings will bear interest at either a base rate plus the base rate margin, or a Eurodollar rate, for the applicable period, plus the Eurodollar margin at the time of the borrowing. Letters of credit outstanding under the Amended Revolving Credit Facility incur fees at the Eurodollar margin rate.